Non-Current Advance to a Third Party	12 Months Ended
Dec. 31, 2024
Non-Current Advance to a Third Party [Abstract]
NON-CURRENT ADVANCE TO A THIRD PARTY

NOTE 9 – NON-CURRENT ADVANCE TO A THIRD PARTY

In 2020, the Company signed a software development contract with a third party software development company to develop a Corporate Full-Service Platform Mobile Application for internal use. The ownership of the final product belongs to the Company and the copyrights will be shared with the software development company. In August 2023, the Company signed a supplemental agreement with an external vendor which took over the software development project. As of June 30, 2024, approximately $401,000 were advanced to the software development company; and the Company is committed to additional costs under software development contract of approximately $12,000. In response to the introduction of the free electronic invoice platform by the tax bureau in 2023, the Company decided to terminate this software development project in November 2024 and recorded an impairment loss of approximately $410,000.